LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2025
Lease liabilities [abstract]
Disclosure of lease liability [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
Lease liability	333,727	484,856
Less: current portion	(171,990)	(151,129)
Long-term portion	161,737	333,727